Right-of-Use Assets and Leases - Additional Information (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total cash outflow for leases	¥ 1.1	$ 150	¥ 0.5